UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                                                    Washington, D.C. 20549

                                                      Form 13F Cover Page

           Report for the Calendar Year or Quarter Ended: March 31, 2000
             Check here if Amendment [ ] ; Amendment Number:_________________

                                             This Amendment (Check only one.):
                                                [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Shaker Investments, Inc.
Address:	20600 Chagrin Boulevard, Suite 801
		Cleveland, Ohio 44122

Form 13F File Number:   28-5322

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      David R. Webb
Title:                     Executive Vice President
Phone:                     (216) 921-2950

Signature, Place, and Date of Signing:

/s/  DAVID R. WEBB
[Signature]

Cleveland, Ohio
[City, State]

May 12, 1999
[Date]

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger (s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger (s) .)

                                                   Form 13F Summary Page

                                                        Report Summary:

Number of Other Included Managers:

                   0

Form 13F Information Table Entry Total:

                   60

Form 13F Information Table Value Total:

                   $ 1,435,544 (thousands)

List of Other Included Managers:

				Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   NONE

                               FORM 13F INFORMATION TABLE


                      Title of            Value      Shrs or  SH/PRN  PUT/CALL Investment  Other      Voting Authority
                      --------           -------     ------- -------- -------- ----------  ------     ----------------
Name of Issuer         Class   Cusip     (x$1000)    prn amt                   Discretion  Managers Sole    Share   None
--------------         -----  -------    --------    -------                   ----------- -------- -----   ------  ----
RF Micro Devices        COM   749941100  230,451    1,714,984  SH               Sole                1,714,984
Cognex Corporation      COM   192422103  135,729    2,352,830  SH               Sole                2,352,830
Xilinx Inc.             COM   983919101   97,122    1,172,792  SH               Sole                1,172,792
Microchip Technology    COM   595017104   92,314    1,404,010  SH               Sole                1,404,010
NOVA Corporation        COM   669784100   92,235    3,166,867  SH               Sole                3,166,867
Vitesse Semiconductor   COM   928497106   66,634      692,305  SH               Sole                  692,305
Finisar Corporation     COM   31787A101   48,655      332,080  SH               Sole                  332,080
ATMI                    COM   00207R101   48,200    1,009,430  SH               Sole                1,009,430
United Therapeutics     COM   91307C102   42,088      541,324  SH               Sole                  541,324
BMC Software Corp       COM   055921100   41,535      841,222  SH               Sole                  841,222
Affiliated Computer     COM   008190100   40,644    1,069,570  SH               Sole                1,069,570
Atmel Corporation       COM   049513104   39,034      756,098  SH               Sole                  756,098
Royal Caribbean Cruises COM   V7780T103   36,181    1,292,167  SH               Sole                1,292,167
National City Corp      COM   635405103   35,072    1,700,439  SH               Sole                1,700,439
Incyte Pharmaceuticals  COM   45337C102   33,116      378,734  SH               Sole                  378,734
R & B Falcon Corp.      COM   74912E101   28,654    1,455,421  SH               Sole                1,455,421
American Italian Pasta  COM   027070101   21,535      874,530  SH               Sole                  874,530
Cisco Systems, Inc.     COM   17275R102   20,001      258,698  SH               Sole                  258,698
Whitehall Jewellers Inc COM   965063100   19,170      815,766  SH               Sole                  815,766
Cendant Corp.           COM   151313103   17,346      928,229  SH               Sole                  928,229
Titan Pharmaceuticals   COM   888314101   17,311      558,405  SH               Sole                  558,405
Reynolds & Reynolds     COM   761695105   15,999      592,540  SH               Sole                  592,540
Westwood One Inc.       COM   961815107   15,305      422,210  SH               Sole                  422,210
Del Webb Corporation    COM   947423109   14,961    1,010,000  SH               Sole                1,010,000
Linear Technology Corp. COM   535678106   14,323      260,420  SH               Sole                  260,420
Conexant Systems Inc.   COM   207142100   14,038      197,725  SH               Sole                  197,725
Semtech Corp.           COM   816850101   13,238      206,640  SH               Sole                  206,640
Triangle Pharmaceutical COM   89589H104   13,067      829,652  SH               Sole                  829,652
QLT Phototherapeutics   COM   746927102   12,252      221,759  SH               Sole                  221,759
Transwitch Corp.        COM   894065101   11,632      121,008  SH               Sole                  121,008
HNC Software            COM   40425P107   10,972      152,253  SH               Sole                  152,253
Hyperion Solutions Corp COM   44914M104   10,425      320,780  SH               Sole                  320,780
Concord EFS Inc.        COM   206197105    7,432      324,000  SH               Sole                  324,000
Conseco                 COM   208464107    7,139      624,150  SH               Sole                  624,150
Crossman Communities    COM   22764E109    6,091      384,468  SH               Sole                  384,468
Atlantic Richfield      COM   048825103    5,092       59,900  SH               Sole                   59,900
Imation Corp.           COM   45245A107    4,941      185,155  SH               Sole                  185,155
Brush Wellman           COM   117421107    4,473      253,810  SH               Sole                  253,810
ASM Lithography         COM   N07059111    3,918       35,060  SH               Sole                   35,060
Steel Dynamics          COM   858119100    3,682      318,485  SH               Sole                  318,485
LSI Logic Corporation   COM   502161102    3,619       49,740  SH               Sole                   49,740
JDS Uniphase Corp.      COM   46612J101    3,616       29,996  SH               Sole                   29,996
Keithley Instruments    COM   487584104    3,176       66,680  SH               Sole                   66,680
Photronics Inc Com      COM   719405102    3,168       89,710  SH               Sole                   89,710
Wilson Leather Experts  COM   972463103    2,672      197,910  SH               Sole                  197,910
Tiffany & Co.           COM   886547108    2,591       30,985  SH               Sole                   30,985
PLX Technology Inc      COM   693417107    2,517       67,600  SH               Sole                   67,600
Analog Devices          COM   032654105    2,306       28,640  SH               Sole                   28,640
Altera Corporation      COM   021441100    2,300       25,770  SH               Sole                   25,770
Global Telesystems      COM   37936U104    2,155      105,114  SH               Sole                  105,114
Intrabiotics Pharm.     COM   46116T100    2,089      139,270  SH               Sole                  139,270
Trimeris Inc.           COM   896263100    2,072       41,500  SH               Sole                   41,500
BF Goodrich             COM   382388106    1,827       63,690  SH               Sole                   63,690
Sunterra Corp.          COM   86787D109    1,263      631,605  SH               Sole                  631,605
Credence Systems Corp   COM   225302108    1,230        9,830  SH               Sole                    9,830
Curtiss-Wright          COM   231561101    1,153       31,475  SH               Sole                   31,475
Bluegreen               COM   096231105    1,105      360,730  SH               Sole                  360,730
Broadcom Corporation    COM   111320107      984        4,050  SH               Sole                    4,050
McKesson HBOC, Inc.     COM   58155Q103      962       45,810  SH               Sole                   45,810
Lincoln Electric-ClassB COM   533900106      622       25,700  SH               Sole                   25,700
Goldman Sachs           COM   38141G104      407        3,870  SH               Sole                    3,870
Lifeminders.com         COM   53219H108      407        6,000  SH               Sole                    6,000
Applied Materials       COM   038222105      377        4,000  SH               Sole                    4,000
LTV Corp.               COM   501921100      331       92,790  SH               Sole                   92,790
Rational Software       COM   75409P202      301        3,937  SH               Sole                    3,937
KLA-Tencor Corp.        COM   482480100      290        3,440  SH               Sole                    3,440

